Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of the company’s restructuring activities
(in thousands USD)	Organization Restructuring	One AgileThought	COVID Plan	Restructuring Total
Balance as of December 31, 2020	$—	$2,222	$717	$2,939
Restructuring charges	782	—	129	911
Payments	230	2,222	846	3,298
Balance as of December 31, 2021	$552	$—	$—	$552